Fair Value Measurements And Disclosure (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Measurements And Disclosure
Long-Term Debt And Other Financial Instruments
	December 31, 2014		December 31, 2013
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Notes and debentures	$81,632	$90,367	$74,484	$79,309
Commercial paper	-	-	20	20
Bank borrowings	5	5	1	1
Investment securities	2,735	2,735	2,450	2,450

Fair Value Leveling
	December 31, 2014
	Level 1	Level 2	Level 3	Total
Available-for-Sale Securities
Domestic equities	$1,160	$-	$-	$1,160
International equities	553	-	-	553
Fixed income bonds	-	836	-	836
Asset Derivatives[1]
Interest rate swaps	-	157	-	157
Cross-currency swaps	-	1,243	-	1,243
Interest rate locks	-	5	-	5
Liability Derivatives[1]
Cross-currency swaps	-	(1,506)	-	(1,506)
Interest rate locks	-	(133)	-	(133)

	December 31, 2013
	Level 1	Level 2	Level 3	Total
Available-for-Sale Securities
Domestic equities	$1,049	$-	$-	$1,049
International equities	563	-	-	563
Fixed income bonds	-	759	-	759
Asset Derivatives[1]
Interest rate swaps	-	191	-	191
Cross-currency swaps	-	1,951	-	1,951
Liability Derivatives[1]
Interest rate swaps	-	(7)	-	(7)
Cross-currency swaps	-	(519)	-	(519)
[1]	Derivatives designated as hedging instruments are reflected as "Other assets", "Other noncurrent liabilities" and, for a portion of interest rate swaps, "Other current assets" in our consolidated balance sheets.

Notional Amount Of Outstanding Derivative Positions
	2014	2013
Interest rate swaps	$6,550	$4,750
Cross-currency swaps	26,505	17,787
Interest rate locks	6,750	-
Total	$39,805	$22,537

Effect Of Derivatives On The Consolidated Statements Of Income
Following is the related hedged items affecting our financial position and performance:

Effect of Derivatives on the Consolidated Statements of Income
Fair Value Hedging Relationships
For the years ended December 31,	2014	2013	2012
Interest rate swaps (Interest expense):
Gain (Loss) on interest rate swaps	$(29)	$(113)	$(179)
Gain (Loss) on long-term debt	29	113	179

Cash Flow Hedging Relationships
For the year ended December 31,	2014	2013	2012
Cross-currency swaps:
Gain (Loss) recognized in accumulated OCI	$528	$813	$432
Interest rate locks:
Gain (Loss) recognized in accumulated OCI	(128)	-	-
Interest income (expense) reclassified from accumulated OCI into income	(44)	(46)	(43)
Foreign exchange contracts:
Gain (Loss) recognized in accumulated OCI	-	(2)	5